COMMITMENTS AND LEASES (Tables)	12 Months Ended
Dec. 28, 2019
Supplemental cost information related to leases

(In millions)	2019
Operating lease cost	$65.4

Supplemental balance sheet information related to leases

(In millions)	Balance Sheet Location	2019
Assets
Operating	Other assets	$138.1
Finance(1)	Property, plant and equipment, net	36.1
Total leased assets		$174.2

Liabilities
Current:
Operating	Other current liabilities	$41.4
Finance	Short-term borrowings and current portion of long-term debt and finance leases	4.5
Non-current:
Operating	Long-term retirement benefits and other liabilities	98.9
Finance	Long-term debt and finance leases	24.0
Total lease liabilities		$168.8
(1)	Finance lease assets are net of accumulated amortization of $5.7 million as of December 28, 2019.

Supplemental cash flow information related to leases

(In millions)	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$53.1
Operating lease assets obtained in exchange for operating lease liabilities	32.6

Schedule of weighted average remaining lease term and discount rate information

2019
Weighted average remaining lease term (in years):
Operating	5.5
Finance	4.1
Weighted average discount rate (percentage):
Operating	4.9%
Finance	3.1

Schedule of operating and finance lease liabilities by maturity date

(In millions)	Operating Leases	Finance Leases
2020	$46.0	$5.7
2021	35.2	12.5
2022	22.4	4.5
2023	15.2	4.1
2024	11.1	3.9
2025 and thereafter	29.8	.9
Total lease payments	159.7	31.6
Less: imputed interest	(19.4)	(3.1)
Present value of lease liabilities	$140.3	$28.5